Equity	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity [Abstract]
Disclosure of Equity [text block]

Note 26     Equity

26.1 Share capital and Share premium

Issued share capital	2021	2020
Common stock (amounts in US$ ‘000)	60	61
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,238,026	61,029,772
Total common shares in issue	60,238,026	61,029,772

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

26.1.1 Common shares

As of December 31, 2021, the outstanding common shares confer the following rights on the holder:

●	the right to one vote per share
●	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2019			59.2	59
Stock awards	Jan 2020	1.5	60.7	61
Stock awards	Mar 2020	0.2	60.9	61
Buyback program	Mar 2020	(0.3)	60.6	61
Stock awards	Nov 2020	0.5	61.1	61
Buyback program	Nov 2020	(0.1)	61.0	61
Shares outstanding at the end of 2020			61.0	61
Stock awards	May 2021	0.2	61.2	61
Buyback program	Jun 2021	(0.1)	61.1	61
Buyback program	Sep 2021	(0.4)	60.7	61
Buyback program	Dec 2021	(0.5)	60.2	60
Shares outstanding at the end of 2021			60.2	60

26.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2021, the Company issued 64,269 (60,204 in 2020 and 29,220 in 2019) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 861,000 (US$ 665,000 in 2020 and US$ 499,000 in 2019). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On November 12, 2020, 499,614 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”) to be assigned to certain employees as part of their 2019 bonus compensation, generating a share capital and share premium of US$ 1,000 and US$ 4,351,000, respectively.

On January 2, 2020 and 2019 (50%each year, as set up in the plan), the vested Value Creation Plan (“VCP”) awards, representing 2,976,781 common shares, was issued to key management (including 878,150 common shares issued to Directors involved in the performance of the Company), generating a share premium of US$ 4,668,000 (50% each year).

On July 8, 2019, 1,484,847 common shares were allotted to the trustee of the EBT to be assigned to employees since the 2016 and 2018 Plans vested, generating a share premium of US$ 4,311,000.

26.1.3 Buyback Program

On December 20, 2018, the Company’s Board of Directors approved a program to repurchase up to 10% of its shares outstanding or approximately 6,063,000 shares. The repurchase program began on December 21, 2018 and expired on December 31, 2019. During 2019, the Company purchased 4,318,320 common shares (145,917 in 2018) for a total amount of US$ 71,272,000 (US$ 1,801,000 in 2018). These transactions had no impact on the Group’s results.

On February 10, 2020, the Company’s Board of Directors approved another program to repurchase up to 10% of its shares outstanding or approximately 5,930,000 shares. The repurchase program began on February 11, 2020 and was suspended in April 2020 as part of the revised work program for 2020 because of the COVID-19 pandemic and the oil price crisis. During 2020, the Company purchased 316,445 common shares for a total amount of US$ 3,071,000. These transactions had no impact on the Group’s results.

On November 4, 2020, the Company’s Board of Directors approved a new program to repurchase up to 10% of its shares outstanding or approximately 6,062,000 shares. The repurchase program began on November 5, 2020 and was set to expire on November 15, 2021. On November 10, 2021, the Company’s Board of Directors approved the renewal of this repurchase program until November 10, 2022. During 2021, the Company purchased 960,454 common shares (101,986 in 2020) for a total amount of US$ 11,841,000 (US$ 938,000 in 2020). These transactions had no impact on the Group’s results.

26.2 Cash distributions

On November 6, 2019, the Company’s Board of Directors declared the initiation of a quarterly cash distribution of US$ 0.0413 per share. Consequently, on December 10, 2019 and April 8, 2020, US$ 2,444,000 and US$ 2,343,000 were distributed to shareholders, respectively. The quarterly cash distributions were temporary suspended from April 2020 as part of the revised work program for 2020 due to the COVID-19 pandemic and the oil price crisis.

On November 4, 2020, the Company’s Board of Directors declared an extraordinary cash distribution of US$ 0.0206 per share for 2020 and a quarterly cash distribution of US$ 0.0206 per share. Consequently, on December 9, 2020, US$ 2,516,000 were distributed to shareholders of record at the close of business on November 20, 2020.

On March 10, 2021 and May 5, 2021, the Company’s Board of Directors declared quarterly cash distributions of US$ 0.0205 per share that were paid on April 13, 2021 and May 28, 2021 for US$ 1,133,000 and US$ 1,220,000, respectively.

On August 4, 2021 and November 10, 2021, the Company’s Board of Directors declared quarterly cash distributions of US$ 0.041 per share that were paid on August 31, 2021 and December 7, 2021 for US$ 2,442,000 and US$ 2,429,000, respectively.

These distributions are deducted from Other Reserve.

26.3 Stock distribution

On February 10, 2020, the Company’s Board of Directors declared a special stock distribution of 0.004 shares per share. Consequently, on March 11, 2020, 242,650 common shares were distributed to the shareholders of record at the close of business on February 25, 2020.